5. Convertible Notes Payable (June 30, 2017 Note) (Details - Convertible note activity) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Debt Disclosure [Abstract]
Convertible debt, beginning balance	$ 1,293,211	$ 527,780
Increase in principal balance under the second amendment	165,031
Conversions during the period	(80,000)
Convertible debt, ending balance	$ 1,293,211	$ 1,293,211